Certain Balance Sheet Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Accrued Liabilities

Accrued expenses and other liabilities consisted of the following at March 31, 2017 and December 31, 2016 (in millions):

	CEQP		CMLP
	March 31,	December 31,	March 31,	December 31,
	2017	2016	2017	2016
Accrued expenses	$32.6	$46.9	$31.4	$45.5
Accrued property taxes	4.9	4.2	4.9	4.2
Accrued natural gas purchases	3.8	4.9	3.8	4.9
Tax payable	1.7	1.2	—	—
Interest payable	26.1	22.8	26.1	22.8
Accrued additions to property, plant and equipment	1.6	1.7	1.6	1.7
Capital leases	1.2	1.3	1.2	1.3
Deferred revenue	6.2	7.5	6.2	7.5

Total accrued expenses and other liabilities	$78.1	$90.5	$75.2	$87.9

Accrued expenses and other liabilities consisted of the following at December 31, 2016 and 2015 (in millions):

	CEQP		CMLP
	December 31,		December 31,
	2016	2015	2016	2015
Accrued expenses	$46.9	$46.4	$45.5	$44.1
Accrued property taxes	4.2	4.8	4.2	4.8
Accrued natural gas purchases	4.9	1.5	4.9	1.5
Tax payable	1.2	0.5	—	0.5
Interest payable	22.8	26.2	22.8	26.2
Accrued additions to property, plant and equipment	1.7	10.4	1.7	10.4
Capital leases	1.3	1.6	1.3	1.6
Deferred revenue	7.5	14.2	7.5	14.2

Total accrued expenses and other liabilities	$90.5	$105.6	$87.9	$103.3